Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information Line Items
Entity Registrant Name	SOS Ltd
Trading Symbol	SOS
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001346610
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38051
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 6, East Seaview Park
Entity Address, Address Line Two	298 Haijing Road, Yinzhu Street
Entity Address, Address Line Three	West Coast New District
Entity Address, City or Town	Qingdao City
Entity Address, Postal Zip Code	266400
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information Line Items
Entity Address, Address Line One	Building 6, East Seaview Park
Entity Address, Address Line Two	298 Haijing Road, Yinzhu Street
Entity Address, Address Line Three	West Coast New District
Entity Address, City or Town	Qingdao City
Entity Address, Postal Zip Code	266400
Entity Address, Country	CN
Contact Personnel Name	Yandai Wang
City Area Code	+86
Local Phone Number	532-86617117
Class A ordinary shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	327,616,985
Class B ordinary shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	24,468,652